Investment Securities - Schedule of Amortized Cost and Fair Value of Debt Securities Available-For-Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	$ 249,558	$ 215,908
Gross Unrealized Gains	126	121
Gross Unrealized Losses	(31,032)	(27,287)
Fair Value	218,652	188,742
U.S. Treasury
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	4,937	1,977
Gross Unrealized Gains	0	1
Gross Unrealized Losses	(22)	0
Fair Value	4,915	1,978
U.S. government and federal agency obligations
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	408	446
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(7)	(19)
Fair Value	401	427
US Government-sponsored Enterprises Debt Securities [Member]
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	13,020	22,042
Gross Unrealized Gains	11	16
Gross Unrealized Losses	(227)	(236)
Fair Value	12,804	21,822
Obligations of states and political subdivisions
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	125,559	126,396
Gross Unrealized Gains	7	55
Gross Unrealized Losses	(23,080)	(19,566)
Fair Value	102,486	106,885
Mortgage-backed securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	84,729	51,736
Gross Unrealized Gains	59	27
Gross Unrealized Losses	(6,678)	(6,123)
Fair Value	78,110	45,640
Other debt securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	19,419	11,825
Gross Unrealized Gains	49	22
Gross Unrealized Losses	(781)	(1,026)
Fair Value	18,687	10,821
Bank issued trust preferred securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	1,486	1,486
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(237)	(317)
Fair Value	$ 1,249	$ 1,169